Consolidated Statement of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year		€ (101,429)	€ (143,279)		€ (73,425)
Adjustments for non-cash transactions		44,984	44,070		56,476
Changes in non-current operating assets and liabilities		514	(147,713)		59,353
Changes in working capital		(145,578)	1,732		36,127
Cash used in operations		(201,509)	(245,189)		78,532
Income tax paid		(1,236)	(154)		(1,631)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(202,744)	(245,343)		76,901
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired		(10,951)	0		0
Purchases of property, plant and equipment		(14,231)	(29,246)		(92,229)
Proceeds from sale of property, plant and equipment		111	8		0
Purchases of intangible assets		(81)	(76)		(942)
Proceeds from assets classified as held for sale		3,358	0		0
Interest received		1,210	260		54
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		(20,585)	(29,054)		(93,117)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions		(240)	189,837		166,614
Disposal of treasury shares		0	0		209
Proceeds from borrowings, net of transaction costs		81,111	39,331		859
Repayment of borrowings		(2,097)	(1,793)		(1,956)
Payment of lease liabilities		(3,127)	(3,048)		(2,805)
Interest paid		(12,567)	(9,211)		(8,417)
NET CASH GENERATED FROM/(USED IN) FINANCING ACTIVITIES		63,081	215,116		154,504
NET CHANGE IN CASH AND CASH EQUIVALENTS		(160,248)	(59,282)		138,288
Cash and cash equivalents at beginning of the year	[1]	286,532	346,642		204,394
Exchange gains/(losses) on cash		(204)	(828)		3,960
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 126,080	€ 286,532	[1]	€ 346,642	[1]

[1]	Cash and cash equivalents as at December 31, 2022 amounted to €289.4 million as it included restricted cash of €2.9 million. As at December 2021 restricted cash amounted to €0.04 million.